Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common stock (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Schedule of basic and diluted net loss per common stock [Abstract]
Diluted weighted average stock outstanding	17,250,000	14,758,333	16,635,616
Diluted net income (loss) per share of common stock	$ 0.05	$ 0.13	$ 0.23
Class B [Member]
Schedule of basic and diluted net loss per common stock [Abstract]
Diluted weighted average stock outstanding	4,312,500	4,312,500	4,312,500	3,750,000
Diluted net income (loss) per share of common stock	$ 0.05	$ 0.13	$ 0.24